Quarterly Report
August 31, 2019
MFS®  Government Markets Income Trust

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
U.S. Bonds – 91.2%
Asset-Backed & Securitized – 2.7%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$265,235	$264,977
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	238,183	241,681
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	379,404	386,523
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	346,956
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	318,200
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	450,000	451,678
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	429,010	425,876
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	448,509
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	65,374
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.035%, 12/15/2051 (i)	1,681,922	111,575
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	382,027
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	538,454	535,083
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	306,180
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	996,059	72,844
		$4,357,483
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$87,992
Business Services – 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$290,454
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$267,411
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	99,239
		$366,650
Chemicals – 0.1%
Sherwin Williams Co., 2.75%, 6/01/2022	$156,000	$158,413
Computer Software - Systems – 0.4%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$428,217
Apple, Inc., 4.375%, 5/13/2045	121,000	148,926
		$577,143
Conglomerates – 0.4%
United Technologies Corp., 3.95%, 8/16/2025	$625,000	$686,460
Electronics – 0.5%
Broadcom, Inc., 4.75%, 4/15/2029 (n)	$750,000	$789,937
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$150,000	$156,162
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,717,594
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	46,342
		$1,920,098
Insurance – 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$124,110
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$825,131
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$119,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$659,409
Major Banks – 0.3%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$187,841
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	252,071
		$439,912
Medical & Health Technology & Services – 1.2%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$166,461
CommonSpirit Health, 2.76%, 10/01/2024	27,000	27,448
HCA, Inc., 4.125%, 6/15/2029	785,000	835,232
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	120,440
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	783,425
		$1,933,006
Midstream – 0.6%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$1,019,119
Mortgage-Backed – 43.4%
Fannie Mae, 5.5%, 10/01/2019 - 3/01/2038	$2,394,763	$2,704,025
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	676,099	772,672
Fannie Mae, 2.152%, 1/25/2023	374,618	377,826
Fannie Mae, 2.41%, 5/01/2023	121,898	124,420
Fannie Mae, 2.55%, 5/01/2023	104,775	107,441
Fannie Mae, 2.59%, 5/01/2023	66,502	68,290
Fannie Mae, 3.78%, 10/01/2023	61,384	66,075
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	6,579,028	6,869,563
Fannie Mae, 2.7%, 7/01/2025	200,000	208,844
Fannie Mae, 3.43%, 6/01/2026	190,276	207,682
Fannie Mae, 3.59%, 9/01/2026	70,329	77,561
Fannie Mae, 2.28%, 11/01/2026	73,218	74,895
Fannie Mae, 2.672%, 12/25/2026	729,000	758,012
Fannie Mae, 3.144%, 3/25/2028	363,000	390,265
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	8,742,540	9,314,413
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	4,595,378	4,741,981
Fannie Mae, 4.96%, 6/01/2030	113,391	134,077
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	414,395	477,714
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	450,205	494,958
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	4,183,875	4,531,853
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	481,336	481,158
Fannie Mae, TBA, 2.5%, 9/01/2034 - 10/01/2034	225,000	227,963
Fannie Mae, TBA, 3%, 9/01/2034 - 10/01/2034	332,000	340,371
Fannie Mae, TBA, 3.5%, 9/01/2034 - 11/01/2034	800,000	829,034
Freddie Mac, 3.808%, 8/25/2020	213,950	216,058
Freddie Mac, 3.034%, 10/25/2020	284,872	286,684
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	320,936	366,648
Freddie Mac, 2.355%, 7/25/2022	500,000	506,860
Freddie Mac, 2.51%, 11/25/2022	496,000	506,181
Freddie Mac, 3.32%, 2/25/2023	433,000	453,474
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,111,281
Freddie Mac, 3.06%, 7/25/2023	294,000	306,425
Freddie Mac, 3.458%, 8/25/2023	367,000	388,033
Freddie Mac, 1.016%, 4/25/2024 (i)	4,319,000	142,583
Freddie Mac, 0.736%, 7/25/2024 (i)	4,762,454	119,238
Freddie Mac, 3.064%, 8/25/2024	489,568	514,729
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	782,055	845,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.67%, 12/25/2024	$827,000	$860,180
Freddie Mac, 2.811%, 1/25/2025	642,000	671,619
Freddie Mac, 3.329%, 5/25/2025	928,000	1,001,137
Freddie Mac, 3.01%, 7/25/2025	225,000	239,342
Freddie Mac, 2.745%, 1/25/2026	629,000	661,645
Freddie Mac, 2.673%, 3/25/2026	900,000	944,097
Freddie Mac, 3.224%, 3/25/2027	575,000	624,995
Freddie Mac, 0.713%, 7/25/2027 (i)	8,580,572	354,083
Freddie Mac, 0.567%, 8/25/2027 (i)	6,766,459	211,118
Freddie Mac, 0.427%, 1/25/2028 (i)	12,235,322	299,819
Freddie Mac, 0.434%, 1/25/2028 (i)	5,038,104	126,269
Freddie Mac, 0.27%, 2/25/2028 (i)	14,207,492	183,530
Freddie Mac, 2.5%, 3/15/2028	57,087	58,472
Freddie Mac, 0.263%, 4/25/2028 (i)	9,088,157	109,867
Freddie Mac, 3%, 6/15/2028 - 11/01/2046	4,433,123	4,586,439
Freddie Mac, 3.5%, 6/15/2028 - 10/25/2058	8,150,126	8,535,079
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	384,767	435,205
Freddie Mac, 5%, 2/15/2036 - 7/01/2041	1,526,418	1,685,643
Freddie Mac, 6.5%, 5/01/2037	71,952	82,373
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	482,852	512,304
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	749,957	850,225
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	1,048,227	1,108,558
Ginnie Mae, 4.5%, 9/20/2041	254,990	275,988
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	1,693,440	1,798,464
Ginnie Mae, 2.5%, 6/20/2042	20,000	20,306
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	2,446,099	2,526,794
Ginnie Mae, 5.87%, 4/20/2058	5,470	6,234
Ginnie Mae, 0.661%, 2/16/2059 (i)	534,708	31,452
		$68,945,564
Municipals – 3.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$782,078
Chicago, IL, “C”, AGM, 6.207%, 1/01/2036	795,000	1,082,703
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,095,300
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	52,813
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	1,115,000	1,161,339
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	641,088
		$4,815,321
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$149,500
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$95,616
Restaurants – 0.6%
Starbucks Corp., 3.8%, 8/15/2025	$800,000	$867,452
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$224,446
Tobacco – 0.1%
Reynolds American, Inc., 4%, 6/12/2022	$79,000	$82,608
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$36,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 1.6%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$237,352
AID-Ukraine, 1.847%, 5/29/2020	330,000	330,963
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	421,356
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	86,120
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	361,169
Small Business Administration, 6.35%, 4/01/2021	12,997	13,239
Small Business Administration, 6.34%, 5/01/2021	17,818	18,144
Small Business Administration, 6.44%, 6/01/2021	17,438	17,860
Small Business Administration, 6.625%, 7/01/2021	20,142	20,549
Small Business Administration, 5.52%, 6/01/2024	55,646	58,897
Small Business Administration, 2.21%, 2/01/2033	163,302	165,250
Small Business Administration, 2.22%, 3/01/2033	277,513	281,253
Small Business Administration, 3.15%, 7/01/2033	237,351	249,670
Small Business Administration, 3.62%, 9/01/2033	224,987	241,982
		$2,503,804
U.S. Treasury Obligations – 32.7%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$63,864
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	491,072
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,570,665
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	6,548,317
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	556,137
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	2,000,921
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,455,889
U.S. Treasury Bonds, 2.875%, 11/15/2046	4,322,000	5,155,504
U.S. Treasury Notes, 1%, 11/15/2019	2,367,000	2,362,284
U.S. Treasury Notes, 2.5%, 1/31/2021	1,500,000	1,517,168
U.S. Treasury Notes, 2.625%, 6/15/2021	5,000,000	5,092,187
U.S. Treasury Notes, 1.75%, 5/15/2022	1,751,000	1,764,680
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	6,258,852
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	610,020
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,100,210
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,349,695
U.S. Treasury Notes, 2%, 8/15/2025	98,000	101,074
U.S. Treasury Notes, 2.625%, 12/31/2025	600,000	642,281
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,296,528
		$51,937,348
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$746,025
Total U.S. Bonds		$144,758,587
Foreign Bonds – 7.1%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$17,271
Brazil – 0.3%
Vale Overseas Ltd., 6.875%, 11/10/2039	$327,000	$412,432
Chile – 1.8%
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047	$440,000	$512,600
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)	424,000	491,513
Engie Energia Chile S.A., 5.625%, 1/15/2021	566,000	589,538
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	214,502
S.A.C.I. Falabella, 3.75%, 4/30/2023	396,000	406,905

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
Transelec S.A., 4.625%, 7/26/2023 (n)		$372,000	$395,719
Transelec S.A., 4.25%, 1/14/2025		200,000	212,000
			$2,822,777
China – 0.2%
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		$240,000	$259,180
India – 0.5%
NTPC Ltd., 4.25%, 2/26/2026		$398,000	$425,123
Power Finance Corp. Ltd., 5.25%, 8/10/2028		370,000	409,113
			$834,236
Indonesia – 0.2%
Republic of Indonesia, 3.5%, 1/11/2028		$310,000	$325,842
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)		$366,000	$370,391
Kazakhstan – 0.3%
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		$434,000	$503,310
Kuwait – 0.3%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$453,000	$491,329
Netherlands – 0.8%
ING Bank N.V., 5.8%, 9/25/2023 (n)		$769,000	$853,398
ING Groep N.V., 3.15%, 3/29/2022		350,000	358,798
			$1,212,196
Panama – 0.2%
Republic of Panama, 3.16%, 1/23/2030		$358,000	$379,838
Peru – 0.6%
Peru LNG, 5.375%, 3/22/2030 (n)		$400,000	$431,004
Petroleos del Peru S.A., 4.75%, 6/19/2032		455,000	513,012
			$944,016
Romania – 0.3%
Republic of Romania, 2%, 12/08/2026 (n)	EUR	352,000	$415,664
Saudi Arabia – 0.3%
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		$426,000	$482,678
Singapore – 0.2%
United Overseas Bank Ltd. 3.75%, to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)		$309,000	$321,951
United Arab Emirates – 0.3%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$445,000	$550,687
United Kingdom – 0.6%
B.A.T Capital Corp., 2.764%, 8/15/2022		$438,000	$443,419
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)		266,000	275,142
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		267,000	271,614
			$990,175
Total Foreign Bonds			$11,333,973
Total Bonds			$156,092,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.17% (v)	2,174,453	$2,174,671

Other Assets, Less Liabilities – 0.3%		456,940
Net Assets – 100.0%		$158,724,171
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,174,671 and $156,092,560, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,458,058, representing 6.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	393,947	EUR	348,755	Citibank N.A.	10/11/2019	$9,530
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	58	$12,534,797	December - 2019	$7,046
U.S. Treasury Bond	Short	USD	37	6,114,250	December - 2019	20,676
						$27,722

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	37	$4,873,593	December - 2019	$(6,024)
U.S. Treasury Note 5 yr	Long	USD	12	1,439,719	December - 2019	(605)
						$(6,629)
At August 31, 2019, the fund had liquid securities with an aggregate value of $63,984 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,441,153	$—	$54,441,153
Non-U.S. Sovereign Debt	—	5,984,336	—	5,984,336
Municipal Bonds	—	4,815,321	—	4,815,321
U.S. Corporate Bonds	—	11,611,740	—	11,611,740
Residential Mortgage-Backed Securities	—	68,945,564	—	68,945,564
Commercial Mortgage-Backed Securities	—	1,221,130	—	1,221,130
Asset-Backed Securities (including CDOs)	—	3,136,353	—	3,136,353
Foreign Bonds	—	5,936,963	—	5,936,963
Mutual Funds	2,174,671	—	—	2,174,671
Total	$2,174,671	$156,092,560	$—	$158,267,231
Other Financial Instruments
Futures Contracts - Assets	$27,722	$—	$—	$27,722
Futures Contracts - Liabilities	(6,629)	—	—	(6,629)
Forward Foreign Currency Exchange Contracts - Assets	—	9,530	—	9,530
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,662	$47,396,062	$45,223,673	$403	$217	$2,174,671
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,927	$—